REPUBLIC ADVISOR FUNDS TRUST


                           Republic Fixed Income Fund
                       Republic International Equity Fund


                       Supplement dated September 27, 1996
                    to the Prospectus dated August 1, 1996


Effective   October  1,  1996,   BISYS  Fund  Services  will  begin  serving  as
Administrator, Distributor and Sponsor for the Trust on substantially the same terms as Signature Broker-Dealer Services Inc.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE


RAFT-9/96



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